CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Movement in the Allowance for Impairment of Trade Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Balance at January 1	$ 5,443	$ 4,202	$ 3,590
Charged to costs and expenses	166	1,276	682
Amounts written off during the year	(1,687)	(35)	(70)
Balance at December 31	$ 3,992	$ 5,443	$ 4,202